Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2024
Deferred tax assets:
Tax loss carry forwards	$ 756,672	$ 353,649
Other-than-temporary impairment	1,714,071	1,593,785
Credit loss allowance	75,535	32,908
Reserve for inventory	7,453	6,145
Less: valuation allowance	(2,553,731)	(1,986,487)
Deferred tax assets, net